Related Party Transactions - Total Compensation of Key Management Personnel (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [Abstract]
Salaries (including bonuses)	¥ 739	¥ 459	¥ 315
Share-based payments	928	5,714	5,286
Total	¥ 1,667	¥ 6,173	¥ 5,601